Financial Instruments - Schedule of Carrying Value of Financial Instruments by Categories (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	₨ 121,366	₨ 76,169
Financial assets	809,186	757,162
Financial liabilities	331,306	292,926
Trade payables and accrued expenses [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at FVTPL	0	0
Financial liabilities measured at fair value through other comprehensive income - mandatory	0	0
Financial liabilities designated upon initial recognition	0	0
Financial liabilities amortised cost	99,318	88,252
Financial liabilities	99,318	88,252
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at FVTPL	1,634	1,864
Financial liabilities measured at fair value through other comprehensive income - mandatory	0	0
Financial liabilities designated upon initial recognition	0	0
Financial liabilities amortised cost	16,466	9,807
Financial liabilities	18,100	11,671
Loans, borrowings and bank overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at FVTPL	0	0
Financial liabilities measured at fair value through other comprehensive income - mandatory	0	0
Financial liabilities designated upon initial recognition	0	0
Financial liabilities amortised cost	167,874	161,817
Financial liabilities	167,874	161,817
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at FVTPL	0	0
Financial liabilities measured at fair value through other comprehensive income - mandatory	0	0
Financial liabilities designated upon initial recognition	0	0
Financial liabilities amortised cost	35,036	30,218
Financial liabilities	35,036	30,218
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at FVTPL	1,453	75
Financial liabilities measured at fair value through other comprehensive income - mandatory	0	0
Financial liabilities designated upon initial recognition	9,525	893
Financial liabilities amortised cost	0	0
Financial liabilities	10,978	968
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at FVTPL	3,087	1,939
Mandatory [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value through other comprehensive income - mandatory	0	0
Designated upon initial recognition [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated upon initial recognition	12,736	13,208
Financial liabilities designated upon initial recognition	9,525	893
Financial liabilities at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities amortised cost	318,694	290,094
Financial Assets Cash And Cash Equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	0	0
Financial assets measured at fair value through other comprehensive income - mandatory	0	0
Financial assets designated upon initial recognition	0	0
Financial assets amortised cost	105,555	121,974
Financial assets	105,555	121,974
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	7,336	4,955
Financial assets measured at fair value through other comprehensive income - mandatory	0	0
Financial assets designated upon initial recognition	12,143	12,493
Financial assets amortised cost	0	0
Financial assets	19,479	17,448
Fixed maturity plan mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	1,281	1,503
Financial assets measured at fair value through other comprehensive income - mandatory	0	0
Financial assets designated upon initial recognition	0	0
Financial assets amortised cost	0	0
Financial assets	1,281	1,503
Short-term mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	79,719	88,776
Financial assets measured at fair value through other comprehensive income - mandatory	0	0
Financial assets designated upon initial recognition	0	0
Financial assets amortised cost	0	0
Financial assets	79,719	88,776
Non-convertible debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	0	0
Financial assets measured at fair value through other comprehensive income - mandatory	210,328	219,389
Financial assets designated upon initial recognition	0	0
Financial assets amortised cost	0	0
Financial assets	210,328	219,389
Government securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	0	0
Financial assets measured at fair value through other comprehensive income - mandatory	8,948	10,651
Financial assets designated upon initial recognition	0	0
Financial assets amortised cost	0	0
Financial assets	8,948	10,651
Commercial papers [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	0	0
Financial assets measured at fair value through other comprehensive income - mandatory	14,227	2,858
Financial assets designated upon initial recognition	0	0
Financial assets amortised cost	0	0
Financial assets	14,227	2,858
Bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	0	0
Financial assets measured at fair value through other comprehensive income - mandatory	10,385	21,138
Financial assets designated upon initial recognition	0	0
Financial assets amortised cost	0	0
Financial assets	10,385	21,138
Inter corporate and term deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	0	0
Financial assets measured at fair value through other comprehensive income - mandatory	0	0
Financial assets designated upon initial recognition	0	0
Financial assets amortised cost	121,366	76,169
Financial assets	121,366	76,169
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	0	0
Financial assets measured at fair value through other comprehensive income - mandatory	0	0
Financial assets designated upon initial recognition	0	0
Financial assets amortised cost	136,250	118,044
Financial assets	136,250	118,044
Unbilled receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	0	0
Financial assets measured at fair value through other comprehensive income - mandatory	0	0
Financial assets designated upon initial recognition	0	0
Financial assets amortised cost	84,256	64,280
Financial assets	84,256	64,280
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	0	0
Financial assets measured at fair value through other comprehensive income - mandatory	0	0
Financial assets designated upon initial recognition	0	0
Financial assets amortised cost	16,504	13,112
Financial assets	16,504	13,112
Derivative assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	295	1,105
Financial assets measured at fair value through other comprehensive income - mandatory	0	0
Financial assets designated upon initial recognition	593	715
Financial assets amortised cost	0	0
Financial assets	888	1,820
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	88,631	96,339
Mandatory [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory	243,888	254,036
Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	₨ 463,931	₨ 393,579